Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Total Revenues	$ 186,552	$ 422,111
Cost of revenues		419,659
Gross Profit	186,552	2,452
Selling, general and administrative expenses	6,482,953	5,455,963
Research and development expenses	1,238,749	649,736
Loss on Impairment of intangible asset	319,635
Loss from Operations	(7,854,785)	(6,103,247)
Other Expense (Income):
Amortization of debt discount	6,562,736	1,710,130
(Gain) on extinguishment of convertible notes payable	(1,481,317)	(257,629)
Interest expense, net	298,161	209,506
Change in fair value of derivative liabilities	(191,656)	26,215
Total Other Expense (Income)	5,187,924	1,688,222
Net Loss	(13,042,709)	(7,791,469)
Deemed dividend to preferred stockholders	(3,310,001)	(459,917)
Net Loss Attributable to Common Stockholders	$ (16,352,710)	$ (8,251,386)
Net Loss Per Basic and Diluted Common Share:	$ (1.75)	$ (1.35)
Weighted Average Number of Common Shares Outstanding: Basic and Diluted	9,362,474	6,126,824
Product Sales [Member]
Revenues:
Total Revenues		$ 184,800
Royalty Income [Member]
Revenues:
Total Revenues	116,152	137,711
Contract Research - Related Party [Member]
Revenues:
Total Revenues	$ 70,400	$ 99,600